Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New York Life Investments ETF Trust
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000069675
Shareholder Report [Line Items]
Fund Name	NYLI Hedge Multi-Strategy Tracker ETF
Trading Symbol	QAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Hedge Multi-Strategy Tracker ETF	$28	0.54%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	03/25/2009	8.34%	8.42%	4.00%	3.04%
NYLI Hedge Multi-Strategy IndexFootnote Reference2		8.83%	9.57%	4.73%	3.80%
Russell 3000®IndexFootnote Reference3		23.47%	20.81%	16.74%	14.08%
S&P 500® Index (Net)Footnote Reference4		23.37%	20.98%	17.12%	14.04%
Barclay Hedge Fund IndexFootnote Reference5		11.89%	12.60%	8.19%	6.27%

Performance Inception Date	Mar. 25, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 832,868,260
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$832,868,260
Total number of portfolio holdings	111
Portfolio turnover rate	33%

Holdings [Text Block]

Portfolio Composition

Floating Rate - Investment Grade Funds	20.7%
U.S. Short Term Treasury Bond Fund	16.4%
Short-Term Investments	12.3%
International Equity Core Fund	7.4%
Convertible Bond Funds	7.2%
Bank Loan Fund	6.3%
Emerging Markets Funds	5.4%
Municipal Bond Funds	4.7%
U.S. Small Cap Core Fund	4.7%
U.S. Momentum Fund	4.2%
Derivative Income Fund	4.1%
Merger Arbitrage Funds	4.1%
Preferred Fund	3.2%
Managed Futures Funds	2.8%
U.S. Sector Funds	2.1%
Agriculture Fund	1.9%
Broad Funds	1.8%
U.S. Large Cap Core Funds	1.1%
BRIC Equity Fund	0.9%
U.S. Mid Cap Core Fund	0.4%
China Fund	0.3%
Silver Fund	0.2%
Other Asset and Liabilities	(12.2)%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Vanguard Short-Term Treasury ETF	16.4%
iShares Floating Rate Bond ETF	15.9%
Vanguard FTSE Developed Markets ETF	7.4%
Franklin Senior Loan ETF	6.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.6%
State Street SPDR Bloomberg Convertible Securities ETF	4.4%
iShares MSCI Emerging Markets ex China ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
JPMorgan Equity Premium Income ETF	4.1%

*  Excluding short-term investments

C000077928
Shareholder Report [Line Items]
Fund Name	NYLI Merger Arbitrage ETF
Trading Symbol	MNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Merger Arbitrage ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Merger Arbitrage ETF	$39	0.76%
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/17/2009	3.34%	8.93%	1.59%	3.06%
NYLI Merger Arbitrage IndexFootnote Reference2		3.74%	8.76%	2.29%	3.69%
MSCI World® Index (Net)Footnote Reference3		20.90%	22.02%	15.58%	11.79%
S&P 500® Index (Net)Footnote Reference4		23.37%	20.98%	17.12%	14.04%
Barclay Merger Arbitrage IndexFootnote Reference5		4.82%	7.33%	6.61%	5.33%

Performance Inception Date	Nov. 17, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 254,016,343
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$254,016,343
Total number of portfolio holdings	58
Portfolio turnover rate	193%

Holdings [Text Block]

Top Industries

Industrials	20.5%
Information Technology	12.2%
Short-Term Investments	10.6%
Health Care	10.6%
Communication Services	8.8%
Real Estate	7.6%
Consumer Staples	7.5%
Utilities	6.6%
Financials	4.1%
Consumer Discretionary	4.0%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

CyberArk Software Ltd.	4.2%
Electronic Arts, Inc.	3.9%
Welcia Holdings Co., Ltd.	3.9%
Norfolk Southern Corp.	3.8%
Teck Resources Ltd., Class B	3.8%
JDE Peet's NV	3.7%
Chart Industries, Inc.	3.5%
TXNM Energy, Inc.	3.4%
Dayforce, Inc.	3.4%
Informatica, Inc., Class A	3.2%

*  Excluding short-term investments

C000170331
Shareholder Report [Line Items]
Fund Name	NYLI Candriam International Equity ETF
Trading Symbol	IQSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Candriam International Equity ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam International Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	10.99%	19.58%	11.65%	8.32%
NYLI Candriam International Equity IndexFootnote Reference2		11.12%	19.83%	11.95%	8.54%
MSCI EAFE® Index (Net)Footnote Reference3		13.29%	23.03%	12.33%	8.33%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 225,218,084
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$225,218,084
Total number of portfolio holdings	583
Portfolio turnover rate	6%

Holdings [Text Block]	Top Countries
Japan	27.2%
United States	11.0%
United Kingdom	10.2%
Australia	8.4%
Germany	8.3%
Netherlands	6.1%
France	5.1%
Switzerland	4.0%
Spain	2.8%
Sweden	2.5%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

ASML Holding NV	3.2%
SAP SE	2.1%
Nestle SA	1.9%
AstraZeneca PLC	1.9%
Roche Holding AG	1.9%
Novartis AG	1.9%
Toyota Motor Corp.	1.7%
Siemens AG	1.7%
Commonwealth Bank of Australia	1.5%
Sony Group Corp.	1.3%

*  Excluding short-term investments

C000238086
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Mid Cap Equity ETF
Trading Symbol	IQSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Mid Cap Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	14.94%	5.93%	11.86%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference2		15.04%	6.11%	12.06%
Russell 3000® IndexFootnote Reference3		23.47%	20.81%	22.55%
Russell Midcap® IndexFootnote Reference4		14.55%	10.79%	15.61%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 212,152,511
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$212,152,511
Total number of portfolio holdings	229
Portfolio turnover rate	18%

Holdings [Text Block]

Top Industries

Industrials	22.3%
Information Technology	16.7%
Consumer Discretionary	14.0%
Health Care	13.6%
Financials	12.0%
Real Estate	9.0%
Consumer Staples	4.2%
Materials	3.3%
Communication Services	2.1%
Energy	2.0%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Insmed, Inc.	1.7%
Comfort Systems USA, Inc.	1.6%
Credo Technology Group Holding Ltd.	1.3%
Ciena Corp.	1.2%
Tapestry, Inc.	1.1%
Twilio, Inc., Class A	0.9%
nVent Electric PLC	0.9%
Guidewire Software, Inc.	0.9%
United Therapeutics Corp.	0.9%
CH Robinson Worldwide, Inc.	0.8%

*  Excluding short-term investments

C000170332
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Large Cap Equity ETF
Trading Symbol	IQSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Large Cap Equity ETF	$5	0.09%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	21.18%	16.86%	15.48%	15.36%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference2		21.25%	16.92%	15.61%	15.47%
Russell 3000®IndexFootnote Reference3		23.47%	20.81%	16.74%	14.94%
S&P 500®IndexFootnote Reference4		23.60%	21.45%	17.64%	15.62%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 265,757,173
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$265,757,173
Total number of portfolio holdings	265
Portfolio turnover rate	13%

Holdings [Text Block]

Top Industries

Information Technology	38.7%
Financials	15.2%
Consumer Discretionary	10.8%
Communication Services	8.3%
Industrials	7.4%
Health Care	5.7%
Consumer Staples	4.2%
Materials	3.1%
Real Estate	3.0%
Energy	1.8%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Apple, Inc.	10.7%
Microsoft Corp.	9.8%
Alphabet, Inc., Class A and C	5.7%
Tesla, Inc.	4.7%
Visa, Inc., Class A Shares	2.2%
Mastercard, Inc., Class A	1.6%
Advanced Micro Devices, Inc.	1.5%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Co. (The)	1.3%
Bank of America Corp.	1.3%

*  Excluding short-term investments

C000158453
Shareholder Report [Line Items]
Fund Name	NYLI FTSE International Equity Currency Neutral ETF
Trading Symbol	HFXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI FTSE International Equity Currency Neutral ETF	$11	0.20%
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI FTSE International Equity Currency Neutral ETF - NAV	07/22/2015	16.93%	24.05%	14.42%	8.90%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference2		17.43%	24.74%	14.80%	9.29%
MSCI EAFE® Index (Net)Footnote Reference3		13.29%	23.03%	12.33%	7.48%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference4		18.68%	23.96%	17.07%	10.66%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference5		16.13%	25.35%	12.41%	7.83%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,151,448,624
Holdings Count | Holding	888
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$1,151,448,624
Total number of portfolio holdings	888
Portfolio turnover rate	6%

Holdings [Text Block]	Top Countries
Japan	23.8%
United Kingdom	10.4%
Germany	8.3%
France	8.1%
United States	8.0%
Australia	6.8%
South Korea	6.1%
Switzerland	4.4%
Netherlands	4.0%
Spain	3.1%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

ASML Holding NV	1.9%
Samsung Electronics Co., Ltd.	1.8%
SAP SE	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Nestle SA	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
SK Hynix, Inc.	1.0%
Shell PLC	1.0%

*  Excluding short-term investments

C000232898
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Large Cap R&D Leaders ETF
Trading Symbol	LRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI U.S. Large Cap R&D Leaders ETF	$8	0.14%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	02/08/2022	30.25%	26.33%	15.86%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference2		30.38%	26.53%	15.99%
Russell 3000®IndexFootnote Reference3		23.47%	20.81%	12.95%
Russell 1000® Growth IndexFootnote Reference4		32.61%	30.52%	17.51%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,295,331
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$10,295,331
Total number of portfolio holdings	106
Portfolio turnover rate	58%

Holdings [Text Block]	Top Industries
Information Technology	57.4%
Communication Services	12.7%
Health Care	10.2%
Consumer Discretionary	5.8%
Industrials	5.1%
Exchange-Traded Funds	4.6%
Consumer Staples	3.5%
Materials	0.8%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	15.0%
Apple, Inc.	12.7%
Microsoft Corp.	12.4%
Alphabet, Inc., Class A	7.8%
Amazon.com, Inc.	5.2%
Eli Lilly & Co.	4.9%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.2%
Johnson & Johnson	2.7%
Philip Morris International, Inc.	1.4%

*  Excluding short-term investments

C000232897
Shareholder Report [Line Items]
Fund Name	NYLI Global Equity R&D Leaders ETF
Trading Symbol	WRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Global Equity R&D Leaders ETF	$10	0.18%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	02/08/2022	29.21%	30.23%	13.70%
NYLI Global Equity R&D Leaders IndexFootnote Reference2		29.61%	30.80%	13.94%
MSCI World® Index (Net)Footnote Reference3		20.90%	22.02%	11.89%
FTSE All-World Growth®IndexFootnote Reference4		28.41%	26.32%	13.79%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,482,829
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$8,482,829
Total number of portfolio holdings	202
Portfolio turnover rate	68%

Holdings [Text Block]	Top Countries
United States	58.0%
Japan	7.5%
Taiwan	7.2%
Germany	5.9%
Netherlands	3.7%
Sweden	3.4%
United Kingdom	2.4%
Brazil	2.0%
Denmark	1.8%
China	1.7%

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	7.3%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., Class A	3.3%
ASML Holding NV	3.3%
SAP SE	2.5%

*  Excluding short-term investments